Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt
Schedule of short-term debt

	December 31,
($ in millions)	2012	2011
Short-term debt (weighted-average interest rate of 1.7% and 3.4%, respectively)	1,531	689
Current maturities of long-term debt (weighted-average nominal interest rate of 4.8% and 4.6%, respectively)	1,006	76

Total	2,537	765

Schedule of long-term debt

	December 31,
	2012			2011
($ in millions, except % data)	Balance	Nominal rate	Effective rate	Balance	Nominal rate	Effective rate
Floating rate	2,353	3.4%	1.6%	1,875	3.3%	1.6%
Fixed rate	6,187	3.1%	3.1%	1,432	3.7%	3.7%

	8,540			3,307
Current portion of long-term debt	(1,006)	4.8%	1.3%	(76)	4.6%	4.6%

Total	7,534			3,231

Schedule of maturities of long-term debt	At December 31, 2012, maturities of long-term debt were as follows:

($ in millions)
Due in 2013	1,006
Due in 2014	17
Due in 2015	35
Due in 2016	1,184
Due in 2017	917
Thereafter	5,381

Total	8,540

Schedule of outstanding bonds

	December 31,
	2012			2011
		Nominal outstanding	Carrying value(1)		Nominal outstanding	Carrying value(1)
		(in millions)			(in millions)
Bonds:
4.625% EUR Instruments, due 2013	EUR	700	$931	EUR	700	$910
2.5% USD Notes, due 2016	USD	600	$597	USD	600	$596
1.25% CHF Bonds, due 2016	CHF	500	$557	CHF	500	$535
1.625% USD Notes, due 2017	USD	500	$497			—
4.25% AUD Notes, due 2017	AUD	400	$413			—
1.50% CHF Bonds, due 2018	CHF	350	$383			—
2.625% EUR Instruments, due 2019	EUR	1,250	$1,648			—
4.0% USD Notes, due 2021	USD	650	$641	USD	650	$640
2.25% CHF Bonds, due 2021	CHF	350	$402	CHF	350	$378
5.625% USD Notes, due 2021	USD	250	$291			—
2.875% USD Notes, due 2022	USD	1,250	$1,224			—
4.375% USD Notes, due 2042	USD	750	$727			—

Total outstanding bonds			$8,311			$3,059

(1)
USD carrying value is net of bond discounts and includes adjustments for fair value hedge accounting, where appropriate.